Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) data_subset	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Number of subsets of business data reviewed (over) | data_subset	400
Reserve development, prior years	$ 88.5	$ 25.9	$ (87.5)
Short-duration Insurance Contracts, Accident Years 2017 and 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	99.0
Short-duration Insurance Contracts, Accident Years 2015 and Prior [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	(10.0)
Short-duration Insurance Contracts, Accident Year 2016 and 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		64.0
Short-duration Insurance Contracts, Accident Years 2014 and Prior [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		(38.0)
2015
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			(56.0)
2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			(51.0)
2014
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			19.0
Commercial Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	(4.0)	1.0
Property Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ 3.0	(37.0)
environmental, asbestos, and general liability [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of reserves	0.05%
Auto
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of reserves	97.00%
Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ 85.0	$ 70.0	(40.0)
Special Lines [Member] | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ 5.0
Personal Lines - Liability | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			(54.0)
Property | Property Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			$ (52.0)
Agency Channel | Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percent of personal auto Prior Year Claims and Claims Adjustment Expense	70.00%
Direct Channel | Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percent of personal auto Prior Year Claims and Claims Adjustment Expense	30.00%